UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL - INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 61.3%
Australia - 6.0%
Australia Government Bond, Senior Notes	2.750%	10/21/19	2,635,000	AUD	$1,921,026	(a)
New South Wales Treasury Corp.	3.500%	3/20/19	830,000	AUD	604,305
Queensland Treasury Corp.	4.000%	6/21/19	3,130,000	AUD	2,295,053	(a)
Western Australian Treasury Corp.	7.000%	10/15/19	2,100,000	AUD	1,594,505

Total Australia					6,414,889

Brazil - 3.9%
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/27	18,210,000	BRL	4,177,547

Colombia - 4.7%
Colombian TES	6.000%	4/28/28	15,900,000,000	COP	5,047,536

Indonesia - 2.7%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	16,700,000,000	IDR	1,178,272
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	26,300,000,000	IDR	1,720,636

Total Indonesia					2,898,908

Malaysia - 7.8%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	3,670,000	MYR	891,019
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	7,485,000	MYR	1,830,404
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	5,580,000	MYR	1,359,604
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	10,120,000	MYR	2,409,577
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	1,555,000	MYR	374,756
Malaysia Government Bond, Senior Notes	3.900%	11/30/26	575,000	MYR	136,731
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	5,615,000	MYR	1,331,912

Total Malaysia					8,334,003

Mexico - 14.0%
Mexican Bonos, Bonds	8.000%	11/7/47	37,400,000	MXN	1,975,791
Mexican Bonos, Senior Notes	8.500%	5/31/29	54,500,000	MXN	3,024,351
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,300,000	MXN	1,157,243
Mexican Bonos, Senior Notes	8.500%	11/18/38	67,300,000	MXN	3,743,648
Mexican Bonos, Senior Notes	7.750%	11/13/42	97,900,000	MXN	5,039,857

Total Mexico					14,940,890

Peru - 1.9%
Peru Government Bond, Senior Notes	6.150%	8/12/32	6,530,000	PEN	2,021,340	(a)

Poland - 7.4%
Republic of Poland Government Bond	0.000%	4/25/19	15,835,000	PLN	4,268,853
Republic of Poland Government Bond	3.250%	7/25/19	6,185,000	PLN	1,705,622
Republic of Poland Government Bond	1.500%	4/25/20	7,130,000	PLN	1,937,485

Total Poland					7,911,960

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 5.4%
Republic of South Africa Government Bond	6.500%	2/28/41	43,165,000	ZAR	$2,127,688
Republic of South Africa Government Bond	8.750%	2/28/48	57,285,000	ZAR	3,602,073

Total South Africa					5,729,761

United Kingdom - 7.5%
United Kingdom Gilt, Bonds	1.750%	7/22/19	6,085,000	GBP	7,992,259	(a)

TOTAL SOVEREIGN BONDS (Cost - $73,817,196)					65,469,093

CORPORATE BONDS & NOTES - 36.4%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.717%	4/6/20	1,325,000		1,328,847	(b)(c)

FINANCIALS - 33.4%
Banks - 10.6%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.688%	2/12/21	1,590,000		1,591,031	(c)
Corp Andina de Fomento, Senior Notes	2.000%	5/10/19	4,425,000		4,404,209
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.820%	5/22/20	955,000		959,525	(b)(c)
Oesterreichische Kontrollbank AG	1.125%	4/26/19	4,440,000		4,402,938

Total Banks					11,357,703

Capital Markets - 5.8%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.760%	2/22/21	1,810,000		1,811,535	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.060%	2/23/23	3,170,000		3,184,487	(c)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	2.687%	4/4/19	1,145,000		1,145,828	(b)(c)

Total Capital Markets					6,141,850

Consumer Finance - 4.6%
International Finance Corp., Senior Notes	1.750%	9/16/19	4,900,000		4,855,087

Diversified Financial Services - 8.8%
European Investment Bank, Senior Notes	1.875%	10/15/19	3,900,000		3,867,061
Inter-American Development Bank, Senior Notes	1.125%	9/12/19	5,650,000		5,568,335

Total Diversified Financial Services					9,435,396

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 3.6%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.569%	1/8/21	2,720,000	$2,722,613	(b)(c)
New York Life Global Funding (3 mo. USD
LIBOR + 0.160%)	2.556%	10/1/20	1,100,000	1,100,954	(b)(c)

Total Insurance				3,823,567

TOTAL FINANCIALS				35,613,603

INDUSTRIALS - 1.7%
Machinery - 1.7%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.564%	3/15/21	1,845,000	1,848,672	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $38,913,501)				38,791,122

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,730,697)				104,260,215

			SHARES
SHORT-TERM INVESTMENTS - 5.9%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $6,332,864)	1.969%		6,332,864	6,332,864

TOTAL INVESTMENTS - 103.6% (Cost - $119,063,561)				110,593,079
Liabilities in Excess of Other Assets - (3.6)%				(3,851,198)

TOTAL NET ASSETS - 100.0%				$106,741,881

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
ZAR	— South African Rand

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,131,463	ZAR	42,700,000	HSBC Bank USA, N.A.	10/5/18	$114,831
ZAR	20,500,000	USD	1,521,332	HSBC Bank USA, N.A.	10/5/18	(73,067)
ZAR	24,200,000	USD	1,812,521	HSBC Bank USA, N.A.	10/5/18	(102,861)
USD	148,731	ZAR	2,000,000	JPMorgan Chase & Co.	10/5/18	7,437
TRY	9,000,000	USD	1,859,082	HSBC Bank USA, N.A.	10/12/18	(382,087)
USD	168,811	TRY	900,000	HSBC Bank USA, N.A.	10/12/18	21,112
USD	190,778	TRY	1,000,000	HSBC Bank USA, N.A.	10/12/18	26,667
USD	255,563	TRY	1,300,000	HSBC Bank USA, N.A.	10/12/18	42,220
USD	268,323	TRY	1,400,000	HSBC Bank USA, N.A.	10/12/18	38,568
USD	337,367	TRY	1,700,000	HSBC Bank USA, N.A.	10/12/18	58,379
USD	544,421	TRY	2,700,000	HSBC Bank USA, N.A.	10/12/18	101,322
CAD	8,540,000	USD	6,518,387	Goldman Sachs Group Inc.	10/16/18	96,083
CAD	410,000	USD	311,643	National Australia Bank Ltd.	10/16/18	5,913
USD	456,299	PLN	1,680,000	Morgan Stanley & Co. Inc.	10/17/18	432
TRY	900,000	USD	136,832	Goldman Sachs Group Inc.	10/18/18	10,299
TRY	3,400,000	USD	533,668	HSBC Bank USA, N.A.	10/18/18	22,158
USD	91,376	TRY	500,000	HSBC Bank USA, N.A.	10/18/18	9,637
USD	177,939	TRY	900,000	HSBC Bank USA, N.A.	10/18/18	30,809
USD	529,622	TRY	2,900,000	HSBC Bank USA, N.A.	10/18/18	55,535
NOK	18,600,000	USD	2,300,727	HSBC Bank USA, N.A.	10/22/18	(13,083)
SEK	6,000,000	USD	681,346	HSBC Bank USA, N.A.	10/25/18	(4,704)
JPY	782,000,000	USD	7,090,591	JPMorgan Chase & Co.	11/13/18	(184,599)
NOK	25,300,000	USD	3,087,324	HSBC Bank USA, N.A.	11/15/18	27,323
AUD	3,880,000	USD	2,822,428	Morgan Stanley & Co. Inc.	11/19/18	(16,737)
SEK	55,800,000	USD	6,090,639	HSBC Bank USA, N.A.	11/20/18	215,409

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	3,750,000	USD	4,932,488	Citibank N.A.	12/18/18	$(25,141)
SEK	50,000,000	USD	5,676,239	HSBC Bank USA, N.A.	1/14/19	5,321

Total						$87,176

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$65,469,093	—	$65,469,093
Corporate Bonds & Notes	—	38,791,122	—	38,791,122

Total Long-Term Investments	—	104,260,215	—	104,260,215

Short-Term Investments†	$6,332,864	—	—	6,332,864

Total Investments	$6,332,864	$104,260,215	—	$110,593,079

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$889,455	—	$889,455

Total	$6,332,864	$105,149,670	—	$111,482,534

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$802,279	—	$802,279

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 21, 2018